SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Begning Balance	1,000	4,000
Options Granted	0	0
Options Exercised	0	0
Options Forfeited	1,000	3,000
Outstanding, Ending Balance	0	1,000	4,000
Weighted Average Exercise Price Outstanding, Begning Balance	$ 50.00	$ 50.00
Weighted Average Exercise Price Granted	$ 0	$ 0
Weighted Average Exercise Price Exercised	$ 0	$ 0
Weighted Average Exercise Price Forfeited	$ 50.00	$ 0
Weighted Average Exercise Price Outstanding, Ending Balance	$ 0	$ 50.00	$ 50.00
Aggregate intrinsic value outstanding, Beginning balance	$ 0	$ 0
Aggregate intrinsic value outstanding, Ending balance	$ 0	$ 0	$ 0
Weighted average remaining contractual term (years) Forfeited	1 year
Weighted average remaining contractual term (years) Outstanding	0 years	1 year	11 months 8 days